Inventories (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]
	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Merchandise / finished goods	182,198	191,219
Raw materials and work in progress	9,793	9,715
Less allowance for inventory obsolescence	(4,109)	(6,499)
	187,882	194,435

Disclosure of detailed information about movements in allowance for inventory [Text Block]
Analysis of movements in allowance for inventory obsolescence is as follows:

	2018	2017
	(US$’000)	(US$’000)
Balance at beginning of year	(6,499)	(5,135)
Inventory write-downs	(3,205)	(3,501)
Reversals	1,307	78
Utilization	4,077	2,148
Exchange differences	211	(89)
Balance at end of year	(4,109)	(6,499)